Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts, (Accounts receivable)	$ 53	$ 40	$ 85
Net of discount, (Short-term related party loans payable)	557	0	454
Net of discount, (Long-term related party loans)	1,336	1,916	0
Liquidation preference	$ 5,535	$ 5,535	$ 7,690
Common stock, shares authorized	200,000	200,000	200,000
Common stock, shares issued	2,796	2,753	2,222
Common stock, shares outstanding	2,796	2,753	2,222